Summary of Significant Accounting Policies (Details)		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) ¥ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ¥ / shares	Jan. 02, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life		3 years
Operating lease liabilities (in Dollars)		$ 3,688,196	$ 3,688,196					$ 3,700,000
Revenues (in Dollars)		96,879,173		$ 61,775,903		$ 24,187,596
Service fees (in Dollars)		72,664				634
Deferred revenue (in Dollars)		1,701,321	$ 1,701,321	1,987,105	$ 1,987,105
Shipping cost (in Dollars)		$ 2,201,457		$ 2,107,761		$ 969,901
Number of supplier		1
Exchange rates, per share (in Yuan Renminbi per share) | ¥ / shares			$ 0.1531		$ 0.1435
Average exchange rate, per share (in Yuan Renminbi per share) | ¥ / shares			$ 0.1450		$ 0.1447		¥ 0.1511
Value Added Tax (“VAT”) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Products sold		16.00%
Value Added Tax (“VAT”) [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Raw materials and other materials	16.00%
Value Added Tax (“VAT”) [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Raw materials and other materials	13.00%
Supplier [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of credit risk, percentage		87.00%		90.00%		83.00%
One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers		2		2
Concentrations of credit risk, percentage		18.60%		14.00%		10.00%
Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers		2		2
Concentrations of credit risk, percentage		10.60%		10.40%
Jiangsu Longrich Group Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Products purchased (in Dollars)		$ 21,300,000		$ 50,190,000		$ 17,780,000
Chief Executive Officer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues (in Dollars)		$ 23,400,000		$ 54,390,000		$ 18,340,000